Performance Management - Anfield Universal Fixed Income Fund	Aug. 21, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund is expected to commence operations on August 24, 2026, following the reorganization of the Universal Fixed Income Predecessor Fund, which is anticipated to take place as of the close of business on August 21, 2026 (the “Reorganization”). As a result of the Reorganization, the Fund has adopted the accounting and performance history of the Universal Fixed Income Predecessor Fund. Class I, Class A and Class C shares of the Universal Fixed Income Predecessor Fund will be exchanged for and renamed Institutional Class shares of the Fund.

Performance results for periods prior to August 24, 2026, reflect the performance of the Universal Fixed Income Predecessor Fund before the commencement of the Fund’s operations. The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the performance of the Universal Fixed Income Predecessor Fund. The bar chart shows how the Universal Fixed Income Predecessor Fund’s performance has varied from year to year. The table shows the Universal Fixed Income Predecessor Fund’s average annual returns (before and after taxes) compared with those of the Bloomberg U.S. Aggregate Bond Index, the benchmark index selected for the Fund. The performance of any index does not reflect deductions for fees, expenses, or taxes. If the investment adviser to the Universal Fixed Income Predecessor Fund had not agreed to waive or reimburse certain Universal Fixed Income Predecessor Fund expenses during the period shown, if applicable, the Universal Fixed Income Predecessor Fund’s returns would have been less than those shown. All returns reflect reinvestment of all dividend and capital gain distributions. The Universal Fixed Income Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Universal Fixed Income Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the performance of the Universal Fixed Income Predecessor Fund.
Bar Chart [Heading]	Performance Bar Chart for Calendar Years Ended December 31st:
Performance Table Heading	Performance Table Average Annual Total Returns (For the year ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for the Universal Fixed Income Predecessor Fund’s Class I shares only (the Fund’s Institutional Class Shares), and after-tax returns for Advisor Class and Investor Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are shown for the Universal Fixed Income Predecessor Fund’s Class I shares only (the Fund’s Institutional Class Shares), and after-tax returns for Advisor Class and Investor Class shares will vary. After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.